CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Net revenues	¥ 2,185,266	$ 316,834	¥ 2,119,514	¥ 1,502,908
Cost of revenues	(1,468,921)	(212,974)	(1,502,505)	(1,134,678)
Gross profit	716,345	103,860	617,009	368,230
Operating expenses:
Selling and marketing expenses	(259,618)	(37,641)	(386,204)	(142,734)
General and administrative expenses	(106,727)	(15,474)	(104,617)	(88,856)
Research and development expenses	(283,349)	(41,082)	(264,706)	(225,329)
Total operating expenses	(649,694)	(94,197)	(755,527)	(456,919)
Operating (loss)/income	66,651	9,663	(138,518)	(88,689)
Other income:
Interest (expenses)/income, net	2,611	379	(1,103)	(1,796)
Foreign exchange losses	(1,052)	(153)	(738)	(836)
Investment income	2,197	319	468	1,241
Government grants	14,360	2,082	13,496	12,870
Others, net	1,944	282	(479)	(3,975)
(Loss)/income before income taxes	86,711	12,572	(126,874)	(81,185)
Income tax expense	(207)	(30)	(376)	(999)
Net (loss)/income	86,504	12,542	(127,250)	(82,184)
Accretions to preferred shares redemption value | ¥				(154,066)
Net loss attributable to the non-controlling interests shareholders	13	2
Net (loss)/income attributable to the Lizhi Inc.'s ordinary shareholders	86,517	12,544	(127,250)	(236,250)
Net (loss)/income	86,504	12,542	(127,250)	(82,184)
Other comprehensive (loss)/income:
Foreign currency translation adjustments	24,314	3,525	(7,848)	(6,338)
Total other comprehensive (loss)/income	24,314	3,525	(7,848)	(6,338)
Total comprehensive (loss)/income	110,818	16,067	(135,098)	(88,522)
Accretions to preferred shares redemption value | ¥				(154,066)
Net loss attributable to the non-controlling interests shareholders	13	2
Comprehensive (loss)/income attributable to the Lizhi Inc.'s ordinary shareholders	¥ 110,831	$ 16,069	¥ (135,098)	¥ (242,588)
Net (loss)/income attributable to the Lizhi Inc.'s ordinary shareholders per share
Basic | (per share)	¥ 0.08	$ 0.01	¥ (0.13)	¥ (0.27)
Diluted | (per share)	¥ 0.08	$ 0.01	¥ (0.13)	¥ (0.27)
Weighted average number of ordinary shares
Basic	1,036,485,949	1,036,485,949	991,715,849	883,202,412
Diluted	1,038,617,910	1,038,617,910	991,715,849	883,202,412
American Depository Shares
Net (loss)/income attributable to the Lizhi Inc.'s ordinary shareholders per share
Basic | (per share)	¥ 1.67	$ 0.24	¥ (2.57)	¥ (5.35)
Diluted | (per share)	¥ 1.67	$ 0.24	¥ (2.57)	¥ (5.35)
Weighted average number of ordinary shares
Basic	51,824,297	51,824,297	49,585,792	44,160,121
Diluted	51,930,895	51,930,895	49,585,792	44,160,121